Share-Based Payment Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 11, 2017	Aug. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017	Aug. 31, 2017
Share-Based Payment Transactions [Abstract]
Available for grant shares		5,000,000			8,280,475
Weighted average remaining contractual life			5 years 3 months 11 days	8 years 8 months 26 days
Additional share granted		26,000,000
Share option par value			$ 5.6
Minimum [Member]
Share-Based Payment Transactions [Abstract]
Share option par value			0.03	$ 0.03
Maximum [Member]
Share-Based Payment Transactions [Abstract]
Share option par value			3.46	3.12
ADS [Member
Share-Based Payment Transactions [Abstract]
Available for grant shares	49,000	413,750
Minimum range of exercise prices of share options outstanding			0.09	0.17
Maximum range of exercise prices of share options outstanding			3.51	6.86
Share option par value			$ 3.81			$ 3.46	$ 4.01
Share option exercised price description			One grantee’s grant was valued at $3.24 per ADS option, due to a higher exercised price of $7.1 instead of $5.6 like all other grantees.
Percentage of exercise price			56.00%
ADS [Member | Minimum [Member]
Share-Based Payment Transactions [Abstract]
Share option par value			$ 1.2	1.2
ADS [Member | Maximum [Member]
Share-Based Payment Transactions [Abstract]
Share option par value			$ 138.4	$ 124.8
Elran Haberl [Member]
Share-Based Payment Transactions [Abstract]
Other expenses			$ 10
Stock option expenses			41	$ 80	$ 13
Stock option expenses one			4	$ 46
Stock option expenses two			164
Directors [Member
Share-Based Payment Transactions [Abstract]
Available for grant shares		16,550,000
Stock option expenses			595
Stock option expenses one			145
Employees and consultants [Member]
Share-Based Payment Transactions [Abstract]
Available for grant shares	1,960,000
Stock option expenses			$ 87
Share option par value			$ 3.45
Dekel [Member]
Share-Based Payment Transactions [Abstract]
License agreement other expenses					$ 1,005